Nov. 20, 2020
Equable Shares Hedged Equity Fund
Equable Shares Hedged Equity Fund

Equable Shares Hedged Equity Fund
(Class I EQHEX)

A Series of Series Portfolios Trust

November 24, 2020

Supplement to the Summary Prospectus and Prospectus dated February 28, 2020, as supplemented July 1, 2020

Effective November 24, 2020, the following changes are made to the Fund’s Prospectus:

The language under “Fees and Expenses of the Fund” on page 1 of the Prospectus is revised as follows:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equable Shares Hedged Equity Fund (the “Fund”). In addition to the fees and expenses described in the table below, you may be required to pay brokerage commissions on your purchases and sales of Class I shares of the Fund from a financial intermediary, which are not reflected in this table. More information is available from your financial professional and in the “Shareholder Information” section of the Fund’s Statutory Prospectus beginning on page 11.
The language under “Example” on page 1 of the Prospectus is revised as follows:
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap through May 31, 2021). You may be required to pay brokerage commissions on your purchases and sales of Class I shares of the Fund from a financial intermediary, which are not reflected in the example.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Please retain this supplement for your reference.